Payroll and Payroll Taxes Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Payables and Accruals [Abstract]
Schedule of Payroll and Taxes Payable

As of the periods shown below, payroll and taxes payable included:

	December 31,	September 30,
	2020	2020
Accrued payroll - Officer	$993,000	$915,000
Accrued payroll - Employee	128,105	128,105
Accrued payroll taxes	518,275	439,399
	$1,639,380	$1,482,504

As of the periods shown below, payroll and taxes payable included:

	September 30,	September 30,
	2020	2019
Accrued payroll - Officer	$915,000	$762,000
Accrued payroll - Employee	128,105	128,105
Accrued payroll taxes	439,399	265,981
	$1,482,504	$1,156,086